Derivative Financial Instrument (Tables)	12 Months Ended
Dec. 31, 2012
Notional Principal Amount, Credit Risk Amount and Fair Value Associated With Outstanding Derivative Instrument

The following table shows the notional principal amount of the Company’s outstanding derivative instrument, its credit risk amount and its fair value associated with outstanding or unsettled derivative instrument as of December 31, 2012.

	2012
	Notional principal	Credit risk amount	Fair value of derivatives not designated as hedge instrument
Instruments not designated as accounting hedge:
Foreign currency forward contract (1)	$12,200	$99	$99

(1)	The fair value is measured using Level 2 fair value inputs and is recorded as current assets in the consolidated balance sheet.